As filed with the Securities and Exchange Commission on April 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at February 28, 2013 (Unaudited)

Shares	COMMON STOCKS - 62.0%	Value
	Air Transportation - 0.3%
48,100	Era Group Inc. 1	$971,139

	Computer & Internet Software - 7.8%
12,600	Google Inc. - Class A 1	10,095,120
610,000	Microsoft Corp.	16,958,000
		27,053,120

	Computers & Peripheral Equipment - 11.1%
160,000	Dell Inc.	2,232,000
1,660,000	Hewlett-Packard Co.	33,432,400
296,963	Systemax Inc. 1,2	2,954,782
		38,619,182

	Consumer Products - 8.5%
546,111	Spectrum Brands Holdings Inc.	29,539,144

	Discount Department Stores - 1.4%
69,150	Wal-Mart Stores Inc.	4,894,437

	Diversified Holding Companies - 4.5%
103,200	Berkshire Hathaway Inc. - Class B 1	10,542,912
195,000	Leucadia National Corp.	5,245,500
		15,788,412

	Financial Services - 1.9%
290,300	Federated Investors Inc. - Class B	6,740,766

	Loan Servicing - 5.3%
403,648	Walter Investment Management Corp. 1	18,535,516

	Marine Services & Equipment - 1.0%
48,100	SEACOR Holdings Inc.	3,341,988

	Metals & Mining - 2.8%
325,000	Barrick Gold Corp.	9,828,000

	Oil & Gas Exploration & Production - 3.2%
580,900	Birchcliff Energy Ltd. 1	4,416,248
1,036,542	EXCO Resources Inc.	6,882,639
		11,298,887

	Property/Casualty Insurance - 3.1%
14,417	Alleghany Corp. 1	5,447,752
9,458	White Mountains Insurance Group	5,343,770
		10,791,522

	Retailing - 2.0%
139,900	Sears Holdings Corp. 1	6,295,500
17,330	Sears Hometown & Outlet Stores Inc. 1	772,398
		7,067,898

	Securities & Investment Banking - 4.8%
764,299	Jefferies Group Inc. 3	16,600,574

	Telecommunications - 2.6%
1,585,500	Sprint Nextel Corp. 1	9,195,900

	Waste Treatment & Disposal - 1.7%
183,300	Republic Services Inc.	5,762,952

	TOTAL COMMON STOCKS (Cost $169,841,035)	216,029,437

	GUERNSEY INVESTMENT FUND - 1.7%
762,123	JZ Capital Partners Limited 2	5,798,272

	TOTAL GUERNSEY INVESTMENT FUND (Cost $4,201,658)	5,798,272

Principal Amount	FOREIGN GOVERNMENT BONDS - 3.9%
CAD 9,000,000	Canadian Government Bond 3.500% due 6/1/13	8,781,208
NZD 6,000,000	New Zealand Government Bond 6.500% due 4/15/13	4,984,767
		13,765,975

	TOTAL FOREIGN GOVERNMENT BONDS (Cost $14,058,395)	13,765,975

	U.S. GOVERNMENT SECURITIES - 13.5%
	U.S. Treasury Bills - 13.2%
$10,000,000	0.080% due 4/18/13 4	9,998,933
13,000,000	0.105% due 5/30/13 4	12,996,672
10,000,000	0.100% due 6/20/13 4	9,996,610
13,000,000	0.125% due 8/29/13 4	12,991,992
		45,984,207

	U.S. Treasury Notes - 0.3%
550,000	0.750% due 3/31/13	550,365
550,000	0.500% due 5/31/13	550,602
		1,100,967

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $47,084,458)	47,085,174

	MISCELLANEOUS SECURITIES - 2.5% 5
	TOTAL MISCELLANEOUS SECURITIES (Cost $8,957,917)	8,582,202

	Total Investments (Cost $244,143,463) - 83.6%	291,261,060
	Cash and other Assets in Excess of Liabilities - 16.4%	57,249,508
	TOTAL NET ASSETS - 100.0%	$348,510,568

CAD Canadian Dollar
NZD New Zealand Dollar
1 Non-income producing security.
2 A portion of these securities are considered illiquid. As of February 28, 2013, the total market value of illiquid securities was $5,709,935 or 1.6% of net assets.
3 Merged into Leucadia National Corp. effective March 1, 2013.
4 Coupon represents the yield to maturity from the purchase price.
5 Represents previously undisclosed securities which the Fund has held for less than one year.

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows+:

Cost of investments	$245,198,371
Gross unrealized appreciation	55,164,946
Gross unrealized depreciation	(9,102,257)
Net unrealized appreciation	$46,062,689

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at February 28, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2013:

	Level 1	Level 2	Level 3	Total

Common Stocks 1	$216,029,437	$-	$-	$216,029,437
Guernsey Investment Fund	5,798,272	-	-	5,798,272
Foreign Government Bonds	-	13,765,975	-	13,765,975
U.S. Government Securities	-	47,085,174	-	47,085,174
Miscellaneous Securities	8,582,202	-	-	8,582,202
Total Investments	$230,409,911	$60,851,149	$-	$291,261,060

1 See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                 /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date         4/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*                /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date         4/25/13

By (Signature and Title)*               /s/ Eric C. Vanandel
Eric C. Vanandel, Treasurer

Date         4/25/13

* Print the name and title of each signing officer under his or her signature.